13F-HR
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FORM 13F - HOLDINGS REPORT

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA      May 13, 2008
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        104
                                        ------------------
Form 13F Information Table Value Total:      98,880
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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Column 1                       Column 2 Column 3   Column 4 Column 5          Column 6 Column 7 Column 8
        Name of Issuer         Title of   Cusip     Value    SHARES/ SH/PRPUT/ INVSTMT   OTHER   VOTING  AUTH
                                 Class              (X$1000) PRN AMT      CALL DSCRETN MANAGERS   SOLE  SHAREDNONE
3M Company                     COM      88579Y101        229     2900SH       SOLE                  2900
AT&T Inc.                      COM      00206R102       3711    96918SH       SOLE                 96918
Abbott Laboratories            COM      002824100       4094    74236SH       SOLE                 74236
Adobe Systems Inc.             COM      00724F101         98     2780SH       SOLE                  2780
Aetna Inc.                     COM      00817Y108       3174    75424SH       SOLE                 75424
American Intl Group            COM      026874107        122     2843SH       SOLE                  2843
Amphenol Corporation           COM      032095101       3634    97569SH       SOLE                 97569
Anheuser-Busch Co              COM      035229103         11      234SH       SOLE                   234
Apple Computer Inc.            COM      037833100         28      200SH       SOLE                   200
Atwood Oceanics                COM      050095108       1462    15945SH       SOLE                 15945
Autodesk Inc.                  COM      052769106       2200    69909SH       SOLE                 69909
Automatic Data Processing, Inc.COM      053015103         38      900SH       SOLE                   900
Avery Dennison Corp.           COM      053611109         39      800SH       SOLE                   800
BE Aerospace                   COM      073302101         83     2400SH       SOLE                  2400
BP PLC ADS                     COM      055622104        547     9032SH       SOLE                  9032
BRE Properties Inc.            COM      05564E106         45     1000SH       SOLE                  1000
Bank of America Corp.          COM      060505104       2558    67476SH       SOLE                 67476
Berkshire Hathaway cl B        COM      084670207         76       17SH       SOLE                    17
Boeing Company                 COM      097023105        304     4090SH       SOLE                  4090
Bristol-Myers Squibb           COM      110122108         68     3200SH       SOLE                  3200
Burlington North SF            COM      12189T104         11      123SH       SOLE                   123
Cardinal Health Inc.           COM      14149Y108         23      450SH       SOLE                   450
Cerner Corporation             COM      156782104       2478    66477SH       SOLE                 66477
Chevron Corp                   COM      166764100       1679    19679SH       SOLE                 19679
Cisco Systems Inc.             COM      17275R102       3392   140830SH       SOLE                140830
Clorox Company                 COM      189054109        124     2200SH       SOLE                  2200
Coca-Cola Company              COM      191216100         89     1465SH       SOLE                  1465
Comcast cl A                   COM      20030N101         87     4500SH       SOLE                  4500
Commscope Inc                  COM      203372107       2389    68598SH       SOLE                 68598
ConocoPhillips                 COM      20825C104       2809    36859SH       SOLE                 36859
Digital Music Group Inc        COM      25388x205         12     2054SH       SOLE                  2054
DuPont de Nemour               COM      263534109        500    10700SH       SOLE                 10700
Energen Corporation            COM      29265N108       4390    70468SH       SOLE                 70468
Energizer Holdings I           COM      29266R108         18      200SH       SOLE                   200
Esterline Technologies         COM      297425100       3056    60683SH       SOLE                 60683
Exelon Corp.                   COM      30161N101         32      400SH       SOLE                   400
Expeditors Int'l of Washington,COM      302130109         53     1183SH       SOLE                  1183
Exxon Mobil Corporati          COM      30231G102       1919    22698SH       SOLE                 22698
Fed National Mtg Assg          COM      313586109         15      600SH       SOLE                   600
Genentech Inc.                 COM      368710406         76      947SH       SOLE                   947
General Electric Co            COM      369604103       1396    37720SH       SOLE                 37720
Genzyme Corp.                  COM      372917104       4281    57442SH       SOLE                 57442
Gilead Sciences                COM      375558103       1319    25600SH       SOLE                 25600
Goldman Sachs Group Inc        COM      38141G104       1061     6420SH       SOLE                  6420
Granite Construction           COM      387328107         16      500SH       SOLE                   500
HCP Inc Com                    COM      40414L109         26      780SH       SOLE                   780
Harman Intl Industri           COM      413086109        195     4500SH       SOLE                  4500
Healthsouth Corp               COM      421924101         17      977SH       SOLE                   977
Hershey Foods Corp.            COM      427866108         37     1000SH       SOLE                  1000
Hewlett-Packard Co             COM      428236103        118     2594SH       SOLE                  2594
Home Depot Inc.                COM      437076102         16      600SH       SOLE                   600
IBM Corp                       COM      459200101         97      850SH       SOLE                   850
Intel Corporation              COM      458140100        115     5434SH       SOLE                  5434
Intercontinental Exchange, Inc COM      45865V100         57      440SH       SOLE                   440
JPMorgan Chase & Co            COM      46625H100        359     8362SH       SOLE                  8362
Johnson & Johnson              COM      478160104       1206    18600SH       SOLE                 18600
Kansas City Southern           COM      485170302       2584    64430SH       SOLE                 64430
Kimberly-Clark Corp.           COM      494368103        112     1750SH       SOLE                  1750
Manitowoc Company Inc          COM      563571108       3621    88769SH       SOLE                 88769
Manpower                       COM      56418H100         64     1150SH       SOLE                  1150
Manulife Financial Co          COM      56501R106         60     1600SH       SOLE                  1600
Medtronic Inc.                 COM      585055106         58     1200SH       SOLE                  1200
Merck & Co. Inc.               COM      589331107        596    15708SH       SOLE                 15708
Microsoft Corporation          COM      594918104        161     5700SH       SOLE                  5700
Morgan Stanley                 COM      617446448        137     3000SH       SOLE                  3000
Motorola Inc.                  COM      620076109         23     2510SH       SOLE                  2510
NVIDIA Corp                    COM      67066G104       2273   114877SH       SOLE                114877
National Oilwell Varco         COM      637071101       1924    32961SH       SOLE                 32961
Noble Corp                     COM      G65422100       2346    47246SH       SOLE                 47246
Occidental Petroleum           COM      674599105       2380    32533SH       SOLE                 32533
Oneok                          COM      682680103       2482    55635SH       SOLE                 55635
PT Ultrashort S&P 500          COM      74347R883         64     1000SH       SOLE                  1000
PepsiCo Inc.                   COM      713448108       4119    57057SH       SOLE                 57057
Pfizer Inc.                    COM      717081103         62     3000SH       SOLE                  3000
Praxair Inc                    COM      74005P104         64      770SH       SOLE                   770
Precision Castparts            COM      740189105        169     1660SH       SOLE                  1660
Procter & Gamble Co.           COM      742718109        679     9694SH       SOLE                  9694
Public Svc Ent Grp             COM      744573106         24      600SH       SOLE                   600
Research in Motion Ltd.        COM      760975102         82      730SH       SOLE                   730
Schering-Plough Corp.          COM      806605101         20     1400SH       SOLE                  1400
Sempra Energy                  COM      816851109         41      783SH       SOLE                   783
Smith Intl.                    COM      832110100       2149    33464SH       SOLE                 33464
Sprint Nextel Co.              COM      852061100         16     2535SH       SOLE                  2535
Staples Inc.                   COM      855030102       2174    98331SH       SOLE                 98331
T Rowe Price Group Inc         COM      74144T108        266     5332SH       SOLE                  5332
Target Corporation             COM      87612E106       3051    60215SH       SOLE                 60215
Texas Instruments              COM      882508104         11      400SH       SOLE                   400
Trimble Navigation Lt          COM      896239100       1122    39255SH       SOLE                 39255
UST Inc.                       COM      902911106        261     4800SH       SOLE                  4800
Ultra Short Oil & Gas          COM      74347R586         88     2300SH       SOLE                  2300
United Technologies            COM      913017109        178     2600SH       SOLE                  2600
Unitedhealth Group, Inc.       COM      91324p102         58     1700SH       SOLE                  1700
Verizon Communication          COM      92343V104         53     1464SH       SOLE                  1464
ViaSat Inc.                    COM      92552V100         86     3980SH       SOLE                  3980
Vodafone Group PLC ADS         COM      92857W209         83     2827SH       SOLE                  2827
Wal-Mart Stores Inc.           COM      931142103         17      340SH       SOLE                   340
Walgreen Company               COM      931422109       3721    97696SH       SOLE                 97696
Walt Disney Company            COM      254687106         37     1200SH       SOLE                  1200
Weingarten Rlty Inv            COM      948741103         38     1120SH       SOLE                  1120
Whirlpool Corporation          COM      963320106       2779    32025SH       SOLE                 32025
Wyeth                          COM      983024100        187     4500SH       SOLE                  4500
XTO Energy Inc                 COM      98385X106       2213    35777SH       SOLE                 35777
YUM! Brands Inc                COM      988498101         96     2583SH       SOLE                  2583
Zimmer Holdings Inc            COM      98956P102         15      180SH       SOLE                   180
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